Cash generated from operations (Tables)	6 Months Ended
Jun. 30, 2024
Statement of cash flows [abstract]
Schedule of cash generated from operations

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
US Dollar million	Unaudited	Unaudited

Profit (loss) before taxation	580	76
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	18	(2)
Amortisation of tangible and right of use assets	329	300
Finance costs and unwinding of obligations	84	75
Environmental, rehabilitation, silicosis and other provisions	(22)	(17)
Impairment, derecognition of assets and (profit) loss on disposal	—	131
Other expenses (income) (non-cash portion)	25	57
Profit (loss) on sale of assets	(1)	(6)
Finance income	(89)	(57)
Share of associates and joint ventures’ (profit) loss	(95)	(84)
Other non-cash movements	56	(23)
Other exchange losses	10	52
Movements in working capital	(160)	(186)
	735	316

Movements in working capital:
(Increase) decrease in inventories	33	(19)
(Increase) decrease in trade and other receivables	(119)	(140)
Increase (decrease) in trade and other payables	(74)	(27)
	(160)	(186)